RELATED PARTY TRANSACTIONS, Administrative Services Agreement (Q3) (Details) - Sponsor [Member] - Administrative Services Agreement [Member] - USD ($)		3 Months Ended	7 Months Ended	9 Months Ended
	Aug. 07, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Related Party Transactions [Abstract]
Fees incurred		$ 60,000	$ 92,903	$ 180,000
Accrued Expenses [Member]
Related Party Transactions [Abstract]
Fees payable		$ 219,879	$ 82,228	$ 219,879
Maximum [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 20,000